NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide International Index Fund
Nationwide S&P 500 Index Fund
Nationwide Bond Index Fund
Nationwide International Value Fund
Nationwide Short Duration Bond Fund
Nationwide Enhanced Income Fund
Nationwide Large Cap Value Fund
Nationwide Small Cap Index Fund
Nationwide Fund
Nationwide Mid Cap Market Index Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Value Fund
Nationwide Growth Fund

Supplement dated August 18, 2010
to the Statement of Additional Information dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (SAI).

On page 21 of the SAI, the first paragraph following “Zero Coupon Securities, Step-Coupon Securities, Pay-in-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities” is deleted and replaced with the following:

Each of the Fixed-Income Funds may invest in zero coupon securities and step-coupon securities.  In addition, each of the Fixed-Income Funds, except the Nationwide Money Market Fund, may invest in PIK Bonds and deferred payment securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE